Earnings per share	6 Months Ended
Jun. 30, 2022
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Earnings per share
6. Earnings per share
Basic (loss)/profit per share is calculated by dividing the (loss)/profit attributable for the period to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based on dividing the loss attributable for the period, adjusted for the effect of dilutive ordinary shares, by ordinary share equivalents, which includes the weighted average number of ordinary shares outstanding and the effect of dilutive ordinary share equivalents.

	Six months to June 30, 2022	Six months to June 30, 2021
Numerator – Basic earnings per share (£’000)
(Loss)/profit attributable to equity holders of the parent	(19,158)	12,088
Denominator – Basic earnings per share
Weighted average number of ordinary shares	583,892,445	494,617,344
(Loss)/profit per share – basic (£)	(0.03)	0.02
Numerator – Diluted earnings per share (£’000):
(Loss)/profit attributable to equity holders of the parent	(19,158)	12,088
Effect of dilutive ordinary shares	—	(14,363)
Numerator – Diluted earnings per share	(19,158)	(2,275)
Denominator – Diluted earnings per share:
Number of ordinary shares used for basic earnings per share	583,892,445	494,617,344
Weighted average effect of dilutive ordinary shares	—	48,264,422
Weighted average number of diluted ordinary shares outstanding	583,892,445	542,881,766
Loss per share – diluted (£)	(0.03)	(0.00)

For the period ended June 30, 2021, the effect of dilutive ordinary shares is related to Company’s outstanding warrants. For the period ended June 30, 2022, share options, convertible loan notes and warrants were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share. Therefore, the weighted average shares outstanding used to calculate both the basic and diluted loss per share was the same.